Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Dividends paid, per share		$ 3.71	$ 14.4
Capital distribution, per share	$ 13.86